Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Statement of Cash Flows [Abstract]
Net loss	$ (28,602)	$ (34,217)
Amortization	750	750
Shares issued for organizational expense		5,000
Change in prepaid expense	(345)	(345)
Change in accrued expenses	66,080	66,695
Change in deferred expenses	(46,978)	(46,978)
Net Cash Provided by (Used in) Operating Activities	(9,095)	(9,095)
CASH FLOW FROM INVESTING ACTIVITIES
Loans from unrelated parties	14,749	14,749
Repayments of loan from unrelated party	(5,000)	(5,000)
Net Cash Provided by (Used in) Financing Activities	9,749	9,749
CHANGE IN CASH	654	654
CASH AT BEGINNING OF PERIOD
CASH AT END OF PERIOD	654	654
Interest
Income taxes
Stock issued for intangible asset -client/customer list		$ 1,000